Related Party Transactions (Details)	12 Months Ended
Jun. 30, 2026
Eduardo S. Elsztain [Member]
Statement [Line Items]
Date of Birth	01/26/1960
Position	General Manager
Current position since	1991
Matias I. Gaivironsky [Member]
Statement [Line Items]
Date of Birth	02/23/1976
Position	Administrative and Financial Manager
Current position since	2011
Jorge Cruces [Member]
Statement [Line Items]
Date of Birth	11/07/1966
Position	Investment Manager
Current position since	2020